STATEMENTS OF OPERATIONS - PREDECESSOR MILLROSE BUSINESS [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses:
Salaries, general and administrative expenses	$ (246,221)	$ (209,792)
Loss before income taxes	(246,221)	(209,792)
Loss	$ (246,221)	$ (209,792)